Issued capital and reserves - Authorized capital, in number of shares (Details)	Dec. 31, 2023 category € / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 € / shares shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares) | shares	421,418,563	361,639,977	244,254,014
Number of categories of authorized shares | category	1
Par value per share | € / shares	€ 0.01	€ 0.01	€ 0.02